Accounts receivable	12 Months Ended
Dec. 31, 2021
Accounts receivable
Accounts receivable

4.      Accounts receivable

As at December 31:	2021	2020
Trade accounts receivable	$29,457	$—
Sales taxes receivable	212,900	—
	$242,357	$—

As at December 31, 2021, there was one customer with an amount greater than 10% of the Company’s trade accounts receivable which represented 94% of the balance. The Company did not record any bad debt expense during the year ended December 31, 2021 (2020- $nil; 2019-$nil)